Document And Entity Information	Mar. 13, 2025
Document Information [Line Items]
Entity, Registrant Name	NATURAL HEALTH TRENDS CORP.
Document, Type	8-K
Document, Period End Date	Mar. 13, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36849
Entity, Tax Identification Number	59-2705336
Entity, Address, Address Line One	609 Deep Valley Drive, Suite 395
Entity, Address, Address Line Two	Rolling Hills Estates
Entity, Address, Address Line Three	California
Entity, Address, City or Town	90274
City Area Code	(310)
Local Phone Number	541-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	NHTC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000912061